TYPE                    13F-HR
PERIOD                  06/30/2006
FILER
	CIK             0001103887
	CCC             bbbb6bb@
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30th,2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, August 8, 2006

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: LINES 24

Form 13F Information Table Value Total: AMOUNT $ 300196 (thousands)


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							      FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2         Column 3   Column 4    Column 5         Column 6    Column 7      Column 8
				 	 	              Value        SHRS OR  SH/PUT/ Invstmt Other   Voting Authority (Shares)
Name of Issuer                 Title of Class   CUSIP      (x$1000)     PRN AMT PRN CALL Dscretn    Mgrs     Sole   Shar None
--------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP	            CL A	029912201	3112	 100000	SH	  100000	     100000
BROADCOM CORP	                    CL A	111320107	1517	  50000	SH	   50000	      50000
CHARTER COMMUNICATIONS INC D	    CL A	16117M107	565	 500000	SH	  500000	     500000
EMBARQ CORP	                     COM	29078E105	512	  12500	SH	   12500	      12500
GOOGLE INC 	                    CL A	38259P508	32456	  77400	SH	   77400	      77400
ISHARES INC	              MSCI JAPAN	464286848	207950 15245604 SH      15245604	   15245604
LUCENT TECHNOLOGIES INC	             COM	549463107	968	 400000	SH	  400000	     400000
MEDIACOM COMMUNICATIONS CORP	    CL A	58446K105	7036	1129300	SH	 1129300            1129300
MOBILE TELESYSTEM OJSC	       SPONS ADR	607409109	1472	  50000	SH	   50000	      50000
MOTOROLA INC 	                     COM	620076109	6045	 300000	SH	  300000	     300000
NOKIA CORP	               SPONS ADR	654902204	2026	 100000	SH	  100000	     100000
SIRIUS SATELLITE RADIO INC	     COM	82966U103	3800	 800000	SH	  800000	     800000
SPRINT NEXTEL CORP	         COM FON	852061100	5997	 300000	SH	  300000	     300000
STREETRACKS GOLD TR	        GOLD SHS	863307104	12460	 203500	SH	  203500	     203500
SUNCOM WIRELESS HLDGS INC	    CL A	86722Q108	93	  62000	SH	   62000	      62000
AO TATNEFT	          SPON ADR REG S	03737P306	1979	  25700	SH	   25700	      25700
TIM PARTICIPACOES SA	   SPONS ADR PFD	88706P106	3565	 129400	SH	  129400	     129400
VERASUN ENERGY CORP	             COM	92336G106	26	   1000	SH	    1000	       1000
VIVO PARTICIPACOES SA  	    SPON ADR PFD	92855S101	1968	 800000	SH	  800000	     800000
WORLDSPACE INC                      CL A	981579105	107	  30000	SH	   30000	      30000
XM SATELLITE RADIO HLDGS INC	    CL A	983759101	2344	 160000	SH	  160000	     160000
SELECT SECTOR SPDR TR	            CALL	81369Y905	650	2000000	SH  CALL 2000000	    2000000
SELECT SECTOR SPDR TR	             PUT	81369Y955	3000	4000000	SH   PUT 4000000	    4000000
VERIZON COMMUNICATIONS	             COM	92343V104	548	 600000	SH  CALL  600000	     600000



